SCHEDULE OF MOVEMENT IN CONTRACT LIABILITIES (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Contract Liabilities
As of January 1,	$ 5,094	$ 6,960	$ 4,319
Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the year	(3,374)	(4,609)	(140)
ncrease in contract liabilities as a result of receiving forward sales deposits and instalments during the year in respect of machines still under production	3,155	4,309	2,781
As of December 31,	$ 4,875	$ 6,660	$ 6,960